Employee Benefit Plans (Fair Value Of Postretirement Plan Assets By Asset Category) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total	28.4		28.8
S&P 500 Index Fund [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage Of Investment In Public Traded Funds	100.00%		79.00%
International Index Fund [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage Of Investment In Public Traded Funds			21.00%
Cash And Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total	3.7		0.8
U.S. Equity Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total	11.5	[1]	14.9	[1]
Fixed Income Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total	13.2	[2]	13.1	[2]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total	28.4		28.8
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Cash And Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total	3.7		0.8
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Equity Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total	11.5	[1]	14.9	[1]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Fixed Income Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total	13.2	[2]	13.1	[2]
Significant Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total
Significant Observable Inputs (Level 2) [Member] | Cash And Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total
Significant Observable Inputs (Level 2) [Member] | U.S. Equity Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total		[1]		[1]
Significant Observable Inputs (Level 2) [Member] | Fixed Income Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total		[2]		[2]
Significant Unobservable Inputs (Level 3) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total	10.5		9.9
Significant Unobservable Inputs (Level 3) [Member] | Cash And Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total
Significant Unobservable Inputs (Level 3) [Member] | U.S. Equity Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total		[1]		[1]
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total		[2]		[2]
Minimum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Investment Weighted Maturity Period	3 years
Maximum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Investment Weighted Maturity Period	10 years

[1]	Investments in publicly traded funds: 100% invested in an S&P 500 index fund as of December 31, 2012, and 79% invested in an S&P 500 index fund and 21% invested in international index fund for Europe and Asia as of December 31, 2011.
[2]	A publicly traded mutual fund that invests in a diversified portfolio of investment grade fixed income securities, with government, corporate and mortgage securities. The fund has a dollar weighted maturity between 3 and 10 years.